Goodwill (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in goodwill
Goodwill, Beginning balance	€ 141,286,000	€ 131,462,000
Effect of exchange rates	4,758,000	9,824,000
Goodwill, Ending balance	146,044,000	141,286,000
Goodwill impairment test (Textual) [Abstract]
Cash flow projections	Coming five years
Weighted average growth rate of acquired company after maturity	3.00%
Weighted average cost of capital Discount Rate Percent	13.70%	13.10%
Impairment charges of goodwill	€ 0	€ 0
Date of annual goodwill impairment test	30 September